FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis by level within the fair value hierarchy:

	As of June 30, 2024
(In thousands of U.S. dollars)	Total	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description		(Level 1)	(Level 2)	(Level 3)
Assets:
Interest rate collar	$172	$—	$172	$—
Liabilities:
Derivative warrant liabilities - Public	$3,149	$3,149	$—	$—
Derivative warrant liabilities - Private	$4,825	$—	$4,825	$—

	As of December 31, 2023
(In thousands of U.S. dollars)	Total	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description		(Level 1)	(Level 2)	(Level 3)
Assets:
Interest rate collar	$61	$—	$61	$—
Liabilities:
Derivative warrant liabilities - Public	$11,155	$11,155	$—	$—
Derivative warrant liabilities - Private	$17,492	$—	$17,492	$—